Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	STUDIO CITY INTERNATIONAL HOLDINGS LIMITED
Entity Voluntary Filers	No
Entity Central Index Key	0001713334
Entity File Number	001-38699
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Interactive Data Current	Yes
Trading Symbol	MSC
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	38th Floor, The Centrium, 60 Wyndham Street
Entity Address, City or Town	Central
Entity Address, Postal Zip Code	000000
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity Address, Country	HK
Security Exchange Name	NYSE
Title of 12(b) Security	American depositary shares each representing four Class A ordinary shares
Auditor Name	Ernst & Young
Auditor Firm ID	1409
Auditor Location	Hong Kong
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	38th Floor, The Centrium, 60 Wyndham Street
Entity Address, City or Town	Central
Entity Address, Postal Zip Code	000000
Contact Personnel Name	Company Secretary
Entity Address, Country	HK
City Area Code	852
Local Phone Number	2598 3600
Phone Fax Number Description	+852 2537 3618
Class A Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	370,352,700
Class B Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	72,511,760